Employee benefits - Summary of Amount Recognized in the Balance Sheet for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Non- current liabilities	$ (42.7)	₨ (3,237.4)	₨ (40,917.5)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	50.5	3,827.5	3,110.8
Fair value of plan assets	44.3	3,357.1	2,650.6
Net liability	(6.2)	(470.4)	(460.2)
Non- current liabilities	$ (6.2)	₨ (470.4)	₨ (460.2)